Future Amortization Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Future amortization expense, 2014	¥ 24,240
Future amortization expense, 2015	20,254
Future amortization expense, 2016	15,165
Future amortization expense, 2017	12,404
Future amortization expense, 2018	¥ 10,435